Revenue Recognition (Details 1) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Customer Deposit Liability [Member]
Opening balance	$ 2,503,785	$ 516,038
Closing balance	3,554,469	697,582
Increase (decrease)	1,050,684	181,544
Trade Accounts Receivable [Member]
Opening balance	4,455,209	862,397
Closing balance	4,575,300	1,077,706
Increase (decrease)	$ 120,091	$ 215,309